Table of Contents

Financial statements (Strategist Income Fund)..................1
Notes to financial statements (Strategist Income Fund).........4
Financial statements (Government Income Portfolio).............9
Notes to Financial statements (Government Income Portfolio)...12
Investments in securities (Government Income Portfolio).......16
Financial statements (Quality Income Portfolio)...............22
Notes to Financial statements (Quality Income Portfolio)......25
Investments in securities (Quality Income Portfolio)..........30
Financial statements (High Yield Portfolio)...................41
Notes to Financial statements (High Yield Portfolio)..........44
Investments in securities (High Yield Portfolio)..............49

Financial statements
Statements of assets and liabilities
Strategist Income Fund, Inc.
Nov. 30, 1996 (Unaudited)
                                            Strategist    Strategist  Strategist
                                            Government       Quality        High
                                           Income Fund   Income Fund  Yield Fund
                        Assets

Investment in corresponding Portfolio (Note 1)$539,066      $557,212   $564,476
Expense receivable from AEFC                                      60         52
355
Organizational costs (Note 1)                                 17,993     17,993
17,995

--------------------------------------------------------------------------------
Total assets                                   557,119       575,257    582,826

--------------------------------------------------------------------------------

                        Liabilities

Dividends payable to shareholders                  300           450        445
Accrued distribution fee                             7             7          7
Payable to advisor                              19,552        18,239     18,239
Other accrued expenses                           8,988        13,524     28,373

--------------------------------------------------------------------------------
Total liabilities                               28,847        32,220     47,064

--------------------------------------------------------------------------------
Net assets applicable to outstanding
  capital stock                               $528,272      $543,037   $535,762

--------------------------------------------------------------------------------

                        Represented by

Capital stock -- authorized 3,000,000,000 shares
   per Fund of $.01 par value: outstanding
   104,908; 57,345 and 122,308 shares            1,049           573      1,223
Additional paid-in-capital                     512,430       510,915    524,007
Undistributed net investment income              2,378         4,598        779
Accumulated net realized loss (Note 1)          (3,709)       (1,491)    (3,427)
Unrealized appreciation of investments          16,124        28,442     13,180

--------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                  $528,272     $543,037    $535,762

--------------------------------------------------------------------------------
Net asset value per share of outstanding
   capital stock                                 $5.04        $9.47 $      4.38

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Financial statements
Statements of operations
For the period from June 10, 1996 (commencement of operations)
to Nov. 30, 1996 (Unaudited)
                                            Strategist    Strategist  Strategist
                                            Government       Quality        High
                                           Income Fund   Income Fund  Yield Fund
                        Investment income

Income:
Interest                                       $16,201       $14,900     $1,774
Dividends                                           --            60     18,986

--------------------------------------------------------------------------------
Total income                                    16,201        14,960     20,760

--------------------------------------------------------------------------------

Expenses (Note 2)
Distribution fee                                   508           512        510
Transfer agency fee                                 25            29         31
Administrative services fee                        102           102        102
Postage                                          1,654         2,614      5,877
Registration fees                                4,906         5,621     13,717
Reports to shareholders                          1,252         1,408      3,165
Audit fees                                       3,459         4,577      4,778
Administrative                                      55            27        146
Other                                            1,239         2,848      4,061

--------------------------------------------------------------------------------
Total feeder expenses                           13,200        17,738     32,387
Expenses allocated from corresponding Portfolio  1,087         1,086      1,207

--------------------------------------------------------------------------------
Total expenses                                  14,287        18,824     33,594
Less expenses reimbursed by AEFC               (12,043)      (16,552)   (31,143)

--------------------------------------------------------------------------------
Total net expenses                               2,244         2,272      2,451

--------------------------------------------------------------------------------
Investment income -- net                        13,957        12,688     18,309

--------------------------------------------------------------------------------


                   Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security and
  foreign currency transactions                  2,226         2,070     (3,427)
Net realized gain on option contracts written    3,709           370         --
Net realized loss on futures contracts          (9,644)       (3,931)        --

--------------------------------------------------------------------------------
Net realized loss on investments                (3,709)       (1,491)    (3,427)
Net change in unrealized appreciation or
   depreciation                                 16,124        28,442     13,180

--------------------------------------------------------------------------------
Net gain on investments                         12,415        26,951      9,753

--------------------------------------------------------------------------------
Net increase in net assets resulting from
operation                                      $26,372       $39,639    $28,062
--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Financial statements
Statements of changes in net assets
For the period from June 10, 1996 (commencement of operations)
to Nov. 30, 1996 (Unaudited)
                                            Strategist    Strategist  Strategist
                                            Government       Quality        High
                                           Income Fund   Income Fund  Yield Fund
                        Operations and distributions

Investment income -- net                       $13,957      $ 12,688    $18,309
Net loss on investments                         (3,709)       (1,491)    (3,427)
Net change in unrealized appreciation
  or depreciation                               16,124        28,442     13,180

--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    26,372        39,639     28,062

--------------------------------------------------------------------------------

Distributions to shareholders from:
     Net investment income                     (11,579)       (8,090)   (17,530)

--------------------------------------------------------------------------------



                        Capital share transactions (Note 3)

Proceeds from sales                            462,200       476,494    478,145
Reinvestment of distributions at net asset
  value                                         11,279         7,624     17,085
Payment for redemptions                             --        (2,630)        --

--------------------------------------------------------------------------------
Increase in net assets from capital share
  transactions                                 473,479       481,488    495,230

--------------------------------------------------------------------------------
Total increase in net assets                   488,272       513,037    505,762
Net assets at beginning of period (Note 1)      40,000        30,000     30,000

--------------------------------------------------------------------------------
Net assets at end of period (including
  undistributed net investment income
  of $2,378, $4,598, and $779)                $528,272      $543,037   $535,762

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Notes to financial statements
Strategist Income Fund, Inc.
(Unaudited as to Nov. 30, 1996)
_______________________________________________________________________
1. Summary of significant accounting policies

Strategist Government Income Fund (Government Income Fund), Strategist Quality Income Fund (Quality Income Fund), and Strategist High Yield Fund (High Yield
Fund) are series of capital stock within Strategist Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. On April 15, 1996, American Express Financial Corporation (AEFC) invested $40,000 in Government Income Fund, $30,000 in Quality Income Fund, and $30,000 in High Yield Fund which represented 8,147 shares for Strategist Government Income Fund, 3,352 shares for Strategist Quality Income Fund, and 6,961 shares for Strategist High Yield Fund. Operations did not formally commence until June 10, 1996.

Investments in Portfolios

Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Income Trust (the Trust).

Government Income Fund invests all of its assets in the Government Income Portfolio,an open-end investment company that has the same objectives as the Fund. Government Income Portfolio invests primarily in U.S. government and government agency securities.

Quality Income Fund invests all of its assets in the Quality Income Portfolio, an open-end investment company that has the same objectives as the Fund. Quality Income Portfolio invests primarily in investment-grade bonds.

High Yield Fund invests all of its assets in the High Yield Portfolio, an open-end investment company that has the same objectives as the Fund. High Yield Portfolio invests primarily in long-term corporate bonds in the lower ranking categories, commonly known as junk bonds.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of Nov. 30, 1996, the percentages of the corresponding Portfolio owned by Government Income Fund, Quality Income Fund, and High Yield Fund were 0.03%, 0.03%, and 0.02%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' Notes to financial statements.

Organizational costs

Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly for Government Income Fund, Quality Income Fund, and High Yield Fund, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

At Nov. 30, 1996, AEFC owned 104,463 shares for Government Income Fund, 56,915 shares for Quality Income Fund, and 120,418 shares for High Yield Fund.
_______________________________________________________________________
2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into agreements with AEFC for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, each Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Under this agreement, each Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultants' fees; compensation of board members; corporate filing fees; organizational expenses; and any other expenses properly payable by the Funds approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. Each Fund pays AEFC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until Nov. 30, 1997. Under this agreement, each Fund's total expenses will not exceed 1.10% (1.20% for Strategist High Yield Fund) of each of the Fund's average daily net assets.

A redemption fee of 0.5% is applied and retained by High Yield Fund if shares are redeemed or exchanged within 180 days of purchase.
_______________________________________________________________________
3.  Capital share transactions

Transactions in shares of capital stock for the period indicated are as follows:

                                Period ended November 30, 1996

                          Government    Quality      High
                              Income     Income     Yield
                               Fund*      Fund*     Fund*
-----------------------------------------------------------------------
Sold                          94,508     53,493   111,447
Reinvested Dividends           2,253        800     3,900
Redemptions                       --       (300)       --
-----------------------------------------------------------------------
Net increase                  96,761     53,993   115,347
----------------------------------------------------------------------
*Inception date was June 10, 1996.
-----------------------------------------------------------------------
4.  Financial highlights

The tables below show certain important information for evaluating each Fund's results.







Period ended Nov. 30, 1996
                                    Government      Quality       High
                                        Income       Income      Yield
                                          Fund*        Fund*      Fund*
------------------------------------------------------------------------
Per share income and capital
changes**
Net asset value, beginning of period     $4.91         $8.95      $4.31
Income from investment operations:
Net investment income (loss)              0.15          0.27       0.18
Net gains (losses)                        0.11          0.44       0.07
  (both realized and unrealized)
Total from investment operations          0.26          0.71       0.25
Less distributions:
Distributions from net investment        (0.13)        (0.19)     (0.18)
income
Net asset value, end of period           $5.04         $9.47      $4.38
Ratios/supplemental data
Net assets, end of period (in             $528          $543       $536
thousands)
Ratio of expenses to average daily        1.10%+        1.10%+     1.20%+
  net assets++
Ratio of net income to average daily      6.84%+        6.17%+     8.95%+
  net assets
Total return                               5.7%          7.8%       5.5%
Portfolio turnover rate (excluding          60%           14%        47%
  short-term securities) for the
  underlying Portfolio
Average brokerage commission rate
  for the underlying Portfolio#             --            --    $0.0633
------------------------------------------------------------------------
  *Inception date was June 10, 1996
 **For a share outstanding throughout the period.  Rounded
   to the nearest cent.
  +Adjusted to an annual basis.
 ++The Advisor and Distributor voluntarily limited total operating expenses to 1.10% (1.20% for High Yield Fund) of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 6.47% for Government Income Fund, 9.15% for Quality Income Fund and 16.43% for High Yield Fund.
  #The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Statement of assets and liabilities
Government Income Portfolio
Nov. 30, 1996


                                Assets
                                                                    (Unaudited)
Investments in securities, at value (Note 1)
    (identified cost $1,814,207,684)                             $1,868,737,176
Dividends and accrued interest receivable                            15,994,484
Receivable for investment securities sold                               917,314
U.S. government securities held as collateral (Note 4)               20,522,098
                                                          ---------------------
Total assets                                                      1,906,171,072
                                                          ---------------------

                             Liabilities
Disbursements in excess of cash on demand deposit                     8,070,547
Payable for investment securities purchased                          22,905,816
Payable upon return of securities loaned (Note 4)                    20,522,098
Accrued investment management services fee                               51,553
Other accrued expenses                                                   38,782
Open option contracts written, at value
    (premium received $2,362,367)(Note 5)                             2,566,445
                                                          ---------------------
Total liabilities                                                    54,155,241
                                                          ---------------------

                                                          =====================
Net assets                                                       $1,852,015,831
                                                          =====================

See accompany notes to financial statements.

Statement of Operations
Government Income Portfolio
For the period from May 13, 1996 (commencement of operations) to Nov. 30, 1996

                               Investment income
                                                                    (Unaudited)
Income:
Interest                                                            $61,724,838
                                                                             -
Expenses (Note 2):
Investment management services fee                                    4,254,050
Compensation of board members                                             7,218
Custodian fees                                                           77,682
Audit fees                                                                6,941
Administrative                                                            1,858
Other                                                                     2,934

                                                          ---------------------
Total  expenses                                                       4,350,683

   Earning credits on cash balances (Note 2 )                              (930)
Total net expenses                                                    4,349,753
                                                          ---------------------
Investment income -- net                                             57,375,085
                                                          ---------------------

                      Realized and unrealized loss -- net
Net realized gain on security transactions (Note 3)                    (260,862)
Net realized loss on closed futures contracts                       (31,389,709)
Net realized gain on closed ,exercised or expired                    10,212,947
                                                          ---------------------
  written contracts (Note 5)                                        (21,437,624)
Net realized loss on investments
Net change in unrealized appreciation or
  depreciation of investments                                        60,825,122
Net gain on investments                                              39,387,498
                                                          =====================
Net increase in net assets resulting from operations                $96,762,583
                                                          =====================
See accompanying notes to financial statements.

Statement of changes in net assets
Government Income Portfolio
For the period from May 13, 1996 to Nov. 30, 1996

                        Operations and distributions

                                                                    (Unaudited)
Investment income - net                                             $57,375,085
Net realized gain on investments                                    (21,437,624)
Net change in unrealized appreciation or
  depreciation of investments                                        60,825,122
                                                       ------------------------
Net increase in net assets resulting from operations                 96,762,583

Net contributions                                                 1,755,213,248
                                                       ------------------------

Total increase in net assets                                      1,851,975,831

Net assets at beginning of period (Note 1)                               40,000

                                                       ========================
Net assets at end of period                                      $1,852,015,831
                                                       ========================

See accompanying notes to financial statements.

Notes to financial statements
Government Income Portfolio
(Unaudited as to Nov. 30, 1996)
------------------------------------------------------------------
1. Summary of significant accounting policies

Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Government Income Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $40,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio: and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from June 10, 1996 to Nov. 30, 1996, the Portfolio's custodian fees were reduced by $930 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

-------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,162,604,762 and $1,050,966,073 respectively, for the period from June 10, 1996 to Nov. 30, 1996. For the same period, the portfolio turnover rate was 60%. Realized gains and losses are determined on an identified cost basis.

-------------------------------------------------------------------
4. Interest rate futures contracts

At Nov. 30, 1996, investments in securities included securities valued at $39,674,340 that were pledged as collateral to cover initial margin deposits on 2,566 open purchase contracts and 4,200 open sale contracts. The market value of the open purchase contracts at Nov. 30, 1996 was $277,756,252 with a net unrealized gain of $6,798,668. The market value of the open sale contracts at Nov. 30, 1996 was $476,310,469 with a net unrealized loss of $6,326,156. See summary of significant accounting policies.

--------------------------------------------------------------------
5.  Lending of portfolio securities

At Nov. 30, 1996, securities valued at $20,659,600 were on loan to brokers. For collateral, the Portfolio received U.S. government securities valued at $20,522,098. Income from securities lending amounted to $35,042 for the period ended Nov. 30, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


---------------------------------------------------------------------
6. Options contracts written

The number of contracts and premium amounts associated with options contracts written (see summary of significant accounting policies) is as follows:

                                       Period ended Nov. 30, 1996
----------------------------------------------------------------------------------------------------

                                    Puts                  Calls              MBS Puts andCalls
----------------------------------------------------------------------------------------------------


                           Contracts    Premium   Contracts       Premium   Contracts     Premiums
----------------------------------------------------------------------------------------------------
Balance June 10, 1996             --   $      --      4,096   $ 5,250,764      16,575   $1,003,390
Opened                         3,993    4,012,437     4,981     5,805,196      46,325    3,682,216
Closed                        (2,484)  (2,627,008)   (3,729)   (4,314,033)    (44,200)  (2,962,367)
Exercised                         --          --     (4,413)   (5,535,992)     (3,400)    (154,062)
Expired                         (433)    (408,774)     (765)     (840,223)     (7,650)    (549,177)
---------------------------------------------------------------------------------------------------------------------
Balance Nov. 30, 1996          1,076     $976,655       170   $   365,712       7,650   $1,020,000
-----------------------------------------------------------------------------------------------------------------


Investments in securities


Government Income Portfolio                      (Percentages represent value of
Nov. 30, 1996  (Unaudited)                   investments compared to net assets)
--------------------------------------------------------------------------------

Bonds (100.3%)

--------------------------------------------------------------------------------

Issuer                                               Coupon   Maturity       Principal                 Value (a)
                                                       rate       year          amount

-----------------------------------------------------------------------------------------------------------------
U.S. government  obligations (25.2%)
U.S. Treasury                                             5.00%   1998   $   8,000,000              $  7,959,280
                                                          5.63    1997      13,000,000                13,018,980
                                                          5.88    1998      18,750,000                18,850,470
                                                          6.00    1997-99   57,000,000                57,417,110
                                                          6.25    2001       2,100,000                 2,136,183
                                                          6.50    2005-06   45,850,000 (e,f)          47,303,693
                                                          6.75    2000      45,000,000 (e,f)          46,386,900
                                                          6.88    1999-206  81,800,000                85,426,176
                                                          7.00    2006       5,000,000                 5,330,850
                                                          7.75    2000      45,000,000                47,617,650
                                                          8.125   2019      38,500,000                45,969,770
Collateralized Mtge Securities Corp                      14.18    2020       3,750,000                 4,153,125
Resolution Funding Corp                                   8.125   2019       8,000,000                 9,439,360
    Zero Coupon                                           6.06    2001      20,863,000 (b)            16,445,260
                                                          6.36    2003      16,000,000 (b)            10,624,320
                                                          6.39    2007      40,153,000 (b)            20,914,493
                                                          7.08    2007      25,120,000 (b)            12,866,966
                                                          7.18    2009      16,000,000 (b)             7,032,960
                                                          7.87    2018-19   24,000,000 (b)             5,446,485
                                                          8.04    2012       8,400,000 (b)             2,960,832

                                                                                               ------------------
Total                                                                                                467,300,863

-----------------------------------------------------------------------------------------------------------------
Mortgage-backed securities (75.1%)
Federal Home Loan Mortgage Corporation (21.1%)
                                                          6.00    2026      21,000,000                19,977,930
                                                          6.50    2009       8,905,823                 8,888,100
                                                          6.50    2003         429,261                   430,737
                                                          6.75    2006      46,535,000                48,047,387
                                                          7.00    2010      21,172,130                21,415,821
                                                          7.50    2024       8,589,114                 8,739,939
                                                          8.00    2023-25   74,959,146                77,484,667
                                                          8.50    2025      17,364,506                18,136,185
                                                          8.63    2023       3,456,299                 2,892,542
                                                          9.00    2025-26   51,300,042                54,326,207
  Collateralized Mtge Obligation                          4.00    2023      13,629,045                12,756,786
                                                          6.75    2022      22,000,000                21,912,220
                                                          8.25    2024      30,704,830                32,487,245
                                                          8.50    2022       9,150,000                10,120,266
     Interest Only                                       10.00    2020         342,713 (c)               101,704
     Inverse Floater                                      7.10    2023       3,956,343 (d)             3,176,825
                                                          7.31    2024      11,609,678 (d)             9,998,603
                                                          7.77    2023      10,514,507 (d)             7,982,088
                                                          9.36    2022       5,798,581 (d)             5,459,654
                                                          9.42    2022      21,356,119 (d)            19,554,944
                                                         14.91    2021       6,545,617 (d)             7,148,076
Total
                                                                                               ------------------
                                                                                                     391,037,926

-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (53.1%)
                                                          3.00    2019      11,250,000                 9,980,437
                                                          4.50    2010       8,204,208                 7,053,322
                                                          5.88    2006      29,925,000                29,107,150
                                                          6.00    2008-23   41,724,034                40,551,898
                                                          6.50    2023-25  134,401,247 (e,f)         131,189,626
                                                          7.00    2003-25  129,750,210               129,497,443
                                                          7.50    2025-26   49,866,827                50,505,630
                                                          8.00    2021-26   50,715,980                52,236,275
                                                          8.50    2007-26  333,063,791               348,525,464
                                                          9.00    2023-26   78,397,309                83,150,721
  Collateralized Mtge Obligation                          4.70    2022      11,156,552                10,978,270
                                                          5.00    2024       6,663,083                 6,008,568
                                                          5.50    2008      12,039,867                11,695,046
                                                          6.00    2008       7,628,038                 7,578,837
                                                          6.50    2017       1,670,718                 1,670,868
                                                          7.00    2012       7,178,509                 7,249,923
     Interest Only                                        9.50    2018-22   17,679,360 (c)             5,428,240
                                                         10.00    2018-22   59,260,990 (c)            18,432,641
                                                         10.50    2021      14,561,111 (c)             4,616,182
     Inverse Floater                                      7.26    2023       6,052,314 (d)             5,150,701
                                                          8.59    2024       5,174,338 (d)             4,336,819
     Principal Only                                       7.59    2021         804,373 (g)               596,471
                                                          8.31    2020      12,044,539 (g)            11,247,087
                                                         10.52    2023       8,265,432 (g)             7,251,098
Total
                                                                                               ------------------
                                                                                                     984,038,717

-----------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (0.9%)
                                                          7.50    2025      15,100,344                15,360,070
                                                         11.00    2019         378,317                   424,025
                                                                                               ------------------

Total                                                                                                 15,784,095
-----------------------------------------------------------------------------------------------------------------
Total bonds
(Cost: $1,803,632,109)                                                                              1,858,161,601
-----------------------------------------------------------------------------------------------------------------

Short-term securities (0.6%)

-----------------------------------------------------------------------------------------------------------------

Issuer                                           Annualized               Amount          Value (a)
                                                   yield on           payable at
                                                    date of             maturity
                                                   purchase

-----------------------------------------------------------------------------------------------------------------
U.S. government agency (0.4%)
Federal Home Loan Mtge Corp Disc Nts
  12-12-96                                            5.23%           $1,400,000       $ 1,397,564
  12-20-96                                            5.22             5,000,000         4,985,556


Total                                                                                    6,383,120
-----------------------------------------------------------------------------------------------------------------
Letter of credit (0.1%)
Federal Home Loan Bank
  12-19-96                                            5.27             2,600,000         2,592,796

-----------------------------------------------------------------------------------------------------------------
Commercial paper (0.1%)
Fleet Funding
  12-10-96                                            5.29             1,602,000         1,599,659

------------------------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $10,575,575)                                                                    $10,575,575

-----------------------------------------------------------------------------------------------------------------

Total investment in securities
(Cost: $1,814,207,684) (h)                                                          $1,868,737,176

--------------------------------------------------------------------------------------------------------------------------

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1996.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                                Notional amount
--------------------------------------------------------------------------------
Purchase contracts
U.S. Treasury Note Dec. 96 5-year notes                            $195,800,000
U.S. Treasury Note March 97 5-year notes                              8,500,000
U.S. Treasury Note March 97 2-year notes                             26,800,000
U.S. Treasury Note Dec. 96 10-year notes                             25,500,000

Sale contracts
U.S. Treasury Note March 97 10-year notes                           221,000,000
U.S. Treasury Note Dec. 96 10-year notes                             18,700,000
U.S. Treasury Bonds March 97                                        164,800,000
U.S. Treasury Bonds Dec. 96                                          15,500,000

(f) At Nov. 30, 1996, securities valued at $39,674,340 were held to cover open call options written as follows:


Issuer                             Number of   Exercise   Expiration   Value (a)
                                   contracts      price         date
U.S. Treasury Bonds March 97             170       $112    Feb. 1997  $  786,250

Mortgage-Backed Security
  (MBS) Spread                         2,550        100    Feb. 1997     414,380

Mortgage-Backed Security
  (MBS) Spread                         5,100         94    Jan. 1997   1,099,690

At Nov. 30, 1996, cash or short-term securities were designated to cover open put options written as follows:

Issuer
                                   Number of   Exercise   Expiration   Value (a)
                                   contracts      price         date
U.S. Treasury Bonds March 97             212       $112    Feb. 1997  $  172,250
U.S. Treasury Bonds March 97             226        104    Feb. 1997      14,125
U.S. Treasury Bonds March 97             638        106    Feb. 1997      79,750


(g) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of the future cash flows.

(h) At Nov. 30, 1996, the cost of securities for federal income tax purposes was approximately $1,814,208,000 and the approximate aggregate gross unrealized appreciation and depreciation based on the cost was:



Unrealized appreciation                                             $60,195,000
Unrealized depreciation                                              (5,666,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $54,529,000
--------------------------------------------------------------------------------

Statement of assets and liabilities
Quality Income Portfolio
Nov. 30, 1996


                                Assets
                                                                     (Unaudited)
Investments in securities, at value (Note 1)
    (identified cost $1,644,334,576)                             $1,734,414,397
Cash in bank on demand deposit                                          470,275
Dividends and accrued interest receivable                            24,485,658
Receivable for investment securities sold                             1,790,583
U.S. government securities held as collateral (Note 4)               48,125,347
                                                          ---------------------
Total assets                                                      1,809,286,260
                                                          ---------------------

                              Liabilities
Payable for investment securities purchased                          21,861,510
Payable upon return of securities loaned (Note 4)                    50,075,347
                                                          ---------------------
Accrued investment management services fee                               48,239
Other accrued expenses                                                   46,869
                                                          ---------------------
Total liabilities                                                    72,031,965
                                                          ---------------------

                                                          =====================
Net assets                                                       $1,737,254,295
                                                          =====================

See accompany notes to financial statements.

Statement of operations
Quality Income Portfolio
For the period from June 10, 1996
(commencement of operations ) to Nov. 30, 1996

                               Investment income
                                                                     (Unaudited)
Income:
Interest                                                           $ 58,623,259
Dividends                                                               195,143
                                                          ---------------------
Total income                                                         58,818,402
                                                          ---------------------

Expenses (Note 2):
Investment management services fee                                    4,177,373
Compensation of board members                                             7,121
Custodian fees                                                           27,779
Audit fees                                                               14,750
Administrative                                                            2,104
                                                          ---------------------
Total  expenses                                                       4,229,127
   Earnings credits on cash balances (Note 2)                            (1,894)
Total net expenses                                                    4,227,233
                                                          ---------------------
Investment income -- net                                             54,591,169
                                                          ---------------------

                   Realized and unrealized  gain (loss) -- net
Net realized gain on security and foreign curency
  transactions (including gain of $965,427 from foreign currency
   transactions) (Note 3)                                             6,704,004
Net realized loss on financial futures                              (11,406,331)
Net realized gain on option contracts written (Note 6)                1,166,158
                                                          ---------------------
Net realized loss on investments and foreign currencies              (3,536,169)
Net change in unrealized appreciation or
   depreciation of investments and on translation of assets          81,176,272
                                                          ---------------------
   and liabilities in foreign currencies
Net gain on investments and foreign currencies                       77,640,103
                                                          =====================
Net increase in net assets resulting from operations               $132,231,272
                                                          =====================
See accompanying notes to financial statements.

Statement of changes in net assets
Quality Income Portfolio
For the period from June 10, 1996
(commencement of operations) to Nov. 30, 1996

                        Operations and distributions

                                                                     (Unaudited)
Investment income - net                                        $     54,591,169
Net realized loss on investments and foreign currencies              (3,536,169)
Net change in unrealized appreciation or depreciation of
  investments and on translation of assets and liabilities
  in foreign currencies                                              81,176,272
                                                           --------------------
Net increase in net assets resulting from operations                132,231,272

Net contributions                                                 1,604,993,023
                                                           --------------------

Total increase in net assets                                      1,737,224,295

Net assets at beginning of period (Note 1)                               30,000

                                                           ====================
Net assets at end of period                                      $1,737,254,295
                                                           ====================

See accompanying notes to financial statements.

Notes to financial statements
Quality Income Portfolio
(Unaudited as to Nov. 30, 1996)

______________________________________________________________________
1. Summary of significant accounting policies

The Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Quality Income Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

_______________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio: and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from June 10, 1996 to Nov. 30, 1996, the Portfolio's custodian fees were reduced by $1,894 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

-----------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $186,687,329 and $218,562,152, respectively, for the period from June 10, 1996 to Nov. 30, 1996. For the same period, the portfolio turnover rate was 14%. Realized gains and losses are determined on an identified cost basis.
-----------------------------------------------------------------------
4.  Lending of portfolio securities

At Nov. 30, 1996, securities valued at $47,471,135 were on loan to brokers. For collateral, the Portfolio received $1,950,000 in cash and U.S. government securities valued at $48,125,347. Income from securities lending amounted to $55,666 for the period from June 10, 1996 to Nov. 30, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

-----------------------------------------------------------------------
5.   Illiquid securities

Investments in securities include issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1996 was $6,268,389 representing 0.4% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

-----------------------------------------------------------------------
6.  Option contracts written

The number of contracts and premium amounts associated with covered call option contracts written (see Summary of significant accounting policies) is as follows:

                                          Period ended Nov. 30, 1996
                                    Call                        Puts
                           -------------------------------------------------
                           Contracts    Premium        Contracts     Premium
                           -------------------------------------------------
  Balance May 31, 1996           --   $     --               --    $     --
  Opened                         500    876,408              400     451,126
  Closed                         --         --              (400)   (451,126)
  Exercised                     (311)  (655,867)             --          --
  Expired                       (189)  (220,541)             --          --
  --------------------------------------------------------------------------
  Balance Nov. 30, 1996          --   $     --               --    $     --


-----------------------------------------------------------------------
7.  Interest rate futures contracts

At Nov. 30, 1996, investments in securities included securities valued at $7,156,030 that were pledged as collateral to cover initial margin deposits on 1,300 open sales contracts. The market value of the open contracts at Nov. 30, 1996, was $150,637,500 with a net unrealized gain of $1,066,281.
See Summary of significant accounting policies.

Investments in securities


Quality Income Portfolio                         (Percentages represent value of
Nov. 30, 1996 (Unaudited)                    investments compared to net assets)

-----------------------------------------------------------------------------------------------------------------------

Bonds (92.6%)

------------------------------------------------------------------------------------------------------------------------

Issuer                                            Coupon       Maturity           Principal                   Value (a)
                                                    rate           year              amount

------------------------------------------------------------------------------------------------------------------------
U.S. government obligations (34.0%)
U.S. Treasury                                          5.875%      2004        $  8,000,000                $  7,959,760
                                                       6.875       1999          60,000,000                  61,758,000
                                                       7.25        1996-2004     70,000,000                  73,049,500
                                                       7.50        2001-2016    217,100,000 (b)             238,147,504
                                                       8.00        2021          15,000,000                  17,780,100
                                                       8.625       1997          50,745,000 (l)              51,876,106
Resolution Funding Corp
  Zero Coupon                                          7.61        2017          39,000,000 (c)               9,910,290
                                                       7.89        2016          35,900,000 (b,c)             9,977,687
                                                       7.98        2016          47,000,000 (b,c)            12,798,100
                                                       8.19        2014          48,000,000 (c)              15,481,920
                                                       8.27        2014          10,000,000 (c)               3,120,500
                                                       8.35        2006          48,000,000 (b,c)            26,819,040
                                                       8.94        2006          25,000,000 (c)              14,199,500
                                                       8.95        2006          68,000,000 (b,c)            36,831,520
Overseas Private Investment                            6.99        2009          10,000,000 (i)              10,187,500
Total                                                                                                       589,897,027

------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities (12.6%)
Federal Home Loan Mtge Corp                            7.50        2024          17,363,605                  17,668,509
                                                       8.00        2016-2025     11,227,867                  11,594,910
                                                       8.50        2017-2022     10,316,945                  10,815,711
                                                       9.00        2020-2021      5,922,344                   6,280,166
  Collateralized Mtge Obligation                       8.50        2019           2,971,133                   2,987,652
Federal Housing Admin                                  7.43        2024           9,169,652                   9,029,814
Federal Natl Mtge Assn                                 6.50        2023          12,419,180                  12,147,448
                                                       8.00        2026          14,850,000                  15,153,961
                                                      10.00        2002                 133                         139
  Collateralized Mtge Obligation                       8.00        2021          13,787,402                  14,047,843
                                                       8.50        2019           1,448,659                   1,597,713
    Principal Only                                     9.50        2018           1,318,240 (e)               1,042,017
                                                       9.89        2020           2,441,223 (e)               2,085,223
    Trust Series Z                                     6.00        2024          20,041,441 (d)              16,171,238
Govt Natl Mtge Assn                                    7.50        2026          20,500,000                  20,816,725
                                                       8.00        2022-2026     43,265,072                  44,753,215
                                                       8.50        2026          20,167,411                  21,091,885
                                                       9.00        2024-2025      6,944,347                   7,394,077
  Collateralized Mtge Obligation Trust                 7.75        2012           1,371,196                   1,386,255
Prudential Bache
  Collateralized Mtge Obligation                       7.965       2019           3,599,707                   3,729,022
Total                                                                                                       219,793,523

------------------------------------------------------------------------------------------------------------------------
Financial (9.2%)
Banks and savings & loans (3.6%)
BankAmerica
  Sub Nts                                              7.50        2002           8,810,000                   9,338,336
BankBoston Capital Trust                               8.25        2026           5,000,000 (g)               5,158,600
Boatmen's Bancshares
  Sub Nts                                              9.25        2001           8,950,000                  10,087,097
First Bank System                                      6.875       2007           8,550,000                   8,662,347
First Chicago
  Sr Nts                                               9.00        1999           7,900,000                   8,458,056
NCNB
  Sub Nts                                              9.125       2001          10,000,000                  11,170,800
Standard Credit Card                                   8.625       2002          10,000,000                  10,033,400
Total                                                                                                        62,908,636

------------------------------------------------------------------------------------------------------------------------
Financial services (2.4%)
Aristar
  Sr Deb                                               8.875       1998          10,520,000                  10,971,729
BankAmerica                                            7.70        2026           5,000,000 (g)               4,965,000
Beneficial                                             9.125       1998          10,000,000                  10,388,300
Greyhound Financial
  Medium-term Nts                                      7.95        1999           9,600,000                  10,026,240
Salomon                                                7.75        2000           5,000,000                   5,199,300
Total                                                                                                        41,550,569

------------------------------------------------------------------------------------------------------------------------
Insurance (3.2%)
American United Life Insurance                         7.75        2026           4,800,000 (j)               4,755,264
Arkwright Trust                                        9.625       2026           4,000,000 (g)               4,531,720
Berkley (WR)                                           8.70        2022          10,000,000                  11,272,300
Conseco Finance Trust II                               8.70        2026           6,600,000                   6,837,270
Equitable Life Assurance                               7.70        2015           5,000,000 (g)               5,146,450
Nationwide Trust                                       9.875       2025          11,500,000 (g)              13,016,390
SunAmerica                                             9.95        2012           8,000,000                   9,714,480
Total                                                                                                        55,273,874

------------------------------------------------------------------------------------------------------------------------
Industrial (14.3%)
Automotive & related (2.6%)
Daimler-Benz North America
  Medium-term Nts                                      7.375       2006          14,000,000                  14,791,420
General Motors                                         8.875       2003           7,050,000                   7,995,335
General Motors Acceptance                              7.00        2000          14,300,000                  14,646,203
  Medium-term Nts                                      5.95        1998           8,000,000                   8,012,720
Total                                                                                                        45,445,678

------------------------------------------------------------------------------------------------------------------------
Building materials & construction (0.6%)
Georgia-Pacific
  Credit Sensitive Nt                                  9.85        1997          10,000,000                  10,217,700

------------------------------------------------------------------------------------------------------------------------
Chemicals (0.7%)
Dow Chemical                                           8.85        2021          10,000,000                  11,520,100

------------------------------------------------------------------------------------------------------------------------
Electronics (0.3%)
Harris                                                10.375       2018           3,900,000                   4,361,604

------------------------------------------------------------------------------------------------------------------------
Energy (2.3%)
PDV America                                            7.875       2003          16,500,000                  16,458,420
Texaco Capital
  Gtd Deb                                              7.50        2043          12,000,000                  12,445,800
USX                                                    9.375       2022           9,200,000                  10,884,520
Total                                                                                                        39,788,740

------------------------------------------------------------------------------------------------------------------------
Energy equipment & services (0.3%)
Foster Wheeler                                         6.75        2005           5,850,000                   5,834,147

------------------------------------------------------------------------------------------------------------------------
Health care (1.6%)
Lilly (Eli)                                            6.77        2036          13,300,000                  12,823,062
Schering-Plough
  Zero Coupon                                          7.31        1996          15,000,000 (c,g)            15,000,000
Total                                                                                                        27,823,062

------------------------------------------------------------------------------------------------------------------------
Industrial equipment & services (1.8%)
Browning-Ferris Inds                                   9.25        2021           7,000,000                   8,628,200
Case                                                   7.25        2005          10,000,000                  10,289,500
Deere & Co                                             8.95        2019          10,000,000                  11,698,900
Total                                                                                                        30,616,600

------------------------------------------------------------------------------------------------------------------------
Media (1.7%)
Tele-communications                                    7.875       2013          13,300,000                  12,221,636
  Sr Deb                                               9.875       2022           5,000,000                   5,381,600
Time Warner Entertainment                              8.375       2033          12,000,000 (g)              12,470,280
Total                                                                                                        30,073,516

------------------------------------------------------------------------------------------------------------------------
Retail (2.4%)
American Stores                                        8.00        2026          10,000,000                  10,615,300
Dayton Hudson                                          7.875       2023          18,850,000                  18,673,187
Home Depot
  Cv                                                   3.25        2001           1,000,000                     998,750
Wal-Mart Stores                                        7.00        2006          12,000,000 (g)              12,345,480
Total                                                                                                        42,632,717

------------------------------------------------------------------------------------------------------------------------
Transportation (0.6%)
Burlington Northern                                    7.00        2025          10,000,000                   9,559,000

------------------------------------------------------------------------------------------------------------------------
Utilities (9.2%)
Electric (6.8%)
Arizona Public Service
  1st Mtge                                             8.75        2024           5,000,000                   5,611,800
  Sale Lease-Backed Obligation                         8.00        2015           9,000,000                   9,525,330
Cajun Electric Power Cooperation
  Mtge Trust                                           8.92        2019           4,960,000                   5,481,742
Commonwealth Edison                                    6.50        2000           9,000,000                   9,055,530
Long Island Lighting                                   9.625       2024          10,000,000                  10,594,500
RGS Funding
  Sale Lease-Backed Obligation                         9.82        2022           9,939,934                  12,412,592
Salton Sea
  Sr Nts                                               7.84        2010          10,000,000 (g)              10,423,400
San Diego Gas & Electric
  1st Mtge                                             9.625       2020           9,950,000                  11,105,295
Southern California Edison
  1st Mtge                                             8.875       2023          21,000,000                  21,875,910
Texas Utilities Electric
  1st Mtge                                             9.75        2021          13,000,000                  15,202,590
Wisconsin Electric Power                               6.875       2095           8,000,000                   7,555,200
Total                                                                                                       118,843,889

------------------------------------------------------------------------------------------------------------------------
Telephone (2.4%)
BellSouth Telecommunications                           7.00        2095          10,000,000                   9,985,600
GTE                                                   10.25        2020           6,050,000                   6,993,135
New York Telephone                                     9.375       2031           7,000,000                   8,030,120
Pacific Bell                                           8.50        2031          15,000,000                  16,442,250
Total                                                                                                        41,451,105

------------------------------------------------------------------------------------------------------------------------
Foreign (12.7%)(h)
ABN Amro Bank
  (U.S. Dollar)                                        7.75        2023          12,000,000                  12,939,360
Alcan Aluminum
  (U.S. Dollar)                                        8.875       2022           9,600,000                  10,493,184
Bank of China
  (U.S. Dollar)                                        8.25        2014           7,100,000                   7,419,713
British Airport Authority Euro
  (British Pound)                                      5.75        2006           1,500,000                   2,588,132
Bundes Republic
  (Deutsche Mark)                                      6.00        2016          10,000,000                   6,208,130
  (Deutsche Mark)                                      7.50        2004          14,000,000                  10,213,853
City of Helsinki
  (U.S. Dollar) Sr Nts                                 9.15        2006           1,500,000 (j)               1,513,125
Euratom Euro
  (U.S. Dollar)                                        7.75        1997           6,100,000                   6,115,250
Financiera Ener Nacional
  (U.S. Dollar)                                        9.375       2006          11,800,000 (g)              12,463,750
Japan Finance
  (U.S. Dollar)                                        9.25        1998          25,950,000                  27,416,694
KFW Intl Finance
  (U.S. Dollar)
  Medium-term Nts                                      8.50        1999          10,000,000                  10,745,900
Korea Electric Power
  (U.S. Dollar)                                        7.75        2013          14,000,000                  14,633,920
  (U.S. Dollar)                                        8.00        2002           9,000,000                   9,635,220
  (U.S. Dollar) Zero Coupon                            9.27        2016          35,000,000 (f)               6,858,250
Peoples Republic of China
  (U.S. Dollar)                                        9.00        2096          10,000,000                  11,081,700
Petronas
  (U.S. Dollar)                                        7.75        2015          10,000,000 (g)              10,526,900
Republic of Austria Euro
  (U.S. Dollar)                                       10.00        1998           5,000,000                   5,306,250
Republic of Italy
  (U.S. Dollar)                                        6.875       2023          23,200,000                  22,792,840
Rodamco NV
  (U.S. Dollar)                                        7.30        2005          10,000,000                  10,407,800
State of Israel
  (U.S. Dollar)                                        6.375       2005          10,800,000                  10,472,436
Telekom Malaysia
  (U.S. Dollar)                                        7.875       2025          10,000,000 (g)              10,511,000
Total                                                                                                       220,343,407

-----------------------------------------------------------------------------------------------------------------------
Total bonds
(Cost: $1,518,343,525)                                                                                    1,607,934,894

--------------------------------------------------------------------------------

Preferred stocks (0.7%)

--------------------------------------------------------------------------------

Issuer                                       Shares                   Value (a)

--------------------------------------------------------------------------------
Salomon
  2.375%                                    340,000                   8,903,750
Sakura  Bank ADR
  .075% Cv                                  174,000 (g)               3,258,953
--------------------------------------------------------------------------------
Total preferred stocks
(Cost: $11,671,710)                                                  12,162,703

--------------------------------------------------------------------------------

Short-term securities (6.5%)

--------------------------------------------------------------------------------

Issuer                            Annualized           Amount          Value (a)
                                    yield on       payable at
                                     date of         maturity
                                    purchase

--------------------------------------------------------------------------------
U.S government agencies (0.2%)
Federal Home Loan Mtge Disc Nt
  12-20-96                             5.23%       $1,100,000        $1,096,816
Federal Natl Mtge Assn Disc Nt
  12-09-96                             5.24         2,900,000         2,896,208
Total                                                                 3,993,024

--------------------------------------------------------------------------------
Commercial paper (6.2%)
Ameritech Capital
  12-18-96                             5.29         5,000,000 (k)     4,986,825
Aon
  12-06-96                             5.28         1,200,000         1,198,948
BBV Finance
  12-02-96                             5.26         7,300,000         7,297,875
CAFCO
  12-18-96                             5.28   .     4,700,000 (k)     4,687,686
Cargill
  12-13-96                             5.27         5,800,000         5,789,004
Dean Witter
  01-07-97                             5.35         7,900,000         7,855,637
Gannett
  12-17-96                             5.32         6,900,000 (k)     6,882,731
General Electric
  12-17-96                             5.28         3,500,000         3,491,306
Kellogg
  01-10-97                             5.35         7,900,000         7,852,135
Metlife Funding
  01-28-97                             5.35         2,571,000         2,547,373
Mobil Australia  Finance
  12-05-96                             5.27         2,400,000 (k)     2,398,250
Pfizer
  12-05-96                             5.27           600,000 (k)       599,563
Pitney Bowes Credit
  12-19-96                             5.27         6,700,000         6,681,435
Reed Elsevier
  12-23-96                             5.27         3,500,000 (k)     3,488,260
Southwestern Bell Capital
  12-04-96                             5.27         2,200,000 (k)     2,198,717
Sandoz
  12-18-96                             5.29         7,800,000         7,779,525
  01-27-97                             5.37           700,000 (k)       693,671
Smithkline Beecham
  12-03-96                             5.29         5,500,000         5,497,594
  12-23-96                             5.30         8,000,000         7,973,013
  01-21-97                             5.32         7,300,000         7,243,397
Sysco
  12-10-96                             5.28         5,400,000 (k)     5,392,125
Wal-mart
  12-05-96                             5.40         5,300,000         5,296,025
Total                                                               107,831,095

--------------------------------------------------------------------------------
Letter of credit (0.1%)
Bank of America -
  AES Barbers Point
  12-20-96                             5.29         2,500,000         2,492,681

--------------------------------------------------------------------------------
Total short-term securities
(Cost: $114,319,341)                                               $114,316,800

--------------------------------------------------------------------------------
Total investments in securities
(Cost: $1,644,334,576)(m)                                        $1,734,414,397


(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Security is partially or fully on loan. See Note 4 to the financial statements.
(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d) This security is a collateralized mortgage obligation that pays no interest of principal during its initial accrual period until payment of previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.
(e) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.
(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest rate reset date disclosed.
(g) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(h) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on
Nov. 30, 1996.
(j) Identifies issues considered to be illiquid, (see Note 5 to the financial statements). Information concerning such security holdings at Nov. 30, 1996, is as follows:
Security                                  Acquisition                Cost
                                              date
American United Life Insurance*
  7.75% 2026                                02-13-96             $4,800,000
City of Helsinki
  9.15% Sr Nts 2006                         02-07-95             $1,497,956

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, an may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(l) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

Type of security                                            Notional amount

Sales contracts
U.S Treasury Bonds March 1997                                  $130,000,000


(m) At Nov. 30, 1996, the cost of securities for federal income tax purposes was approximately $1,644,334,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $92,252,000
Unrealized depreciation                                          (2,172,000)

Net unrealized appreciation                                     $90,080,000

Financial statements
Statement of assets and liabilities
High Yield Portfolio
Nov. 30, 1996

                                            Assets
                                                                    (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $2,078,592,178)                               $2,801,335,747
Dividends and accrued interest receivable                            56,094,864
U.S. government securities held as collateral (Note 5)                1,028,841
Receivable for investment securities sold                            37,488,542
--------------------------------------------------------------------------------
Total assets                                                      2,895,947,994
--------------------------------------------------------------------------------

                                            Liabilities

Disbursements in excess of cash on demand deposit                    14,017,501
Payable for investment securities purchased                          83,533,771
Payable upon return of securities loaned (Note 5)                     1,028,841
Accrued investment management services fee                               86,639
Other accrued expenses                                                   47,220
--------------------------------------------------------------------------------
Total liabilities                                                    98,713,972
--------------------------------------------------------------------------------
Net assets                                                       $2,797,234,022
--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Statement of operations
High Yield Portfolio
For the period ended June 10, 1996
(commencement of operations) to Nov. 30, 1996

                                Investment income
                                                                    (Unaudited)
Income:
Interest                                                           $116,125,438
Dividends                                                            10,295,842
--------------------------------------------------------------------------------
Total income                                                        126,421,280
--------------------------------------------------------------------------------

Expenses (Note 2):
Investment management services fee                                    7,048,585
Compensation of board members                                             3,500
Custodian fees                                                           46,550
Audit fees                                                                5,250
Administrative                                                              858
Other                                                                     5,792
--------------------------------------------------------------------------------
Total expenses                                                        7,110,535
   Earnings credits on cash balances (Note 2)                           (25,375)
-------------------------------------------------------------------------------
Total net expenses                                                    7,085,160
--------------------------------------------------------------------------------
Investment income -- net                                            119,336,120
--------------------------------------------------------------------------------

                                Realized and unrealized gain -- net

Net realized gain on security transactions                            4,420,244
Net change in unrealized appreciation or depreciation
  of investments                                                     26,567,783
--------------------------------------------------------------------------------
Net gain on investments                                              30,988,027
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $150,324,147
--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Financial Statements
Statement of changes in net assets
High Yield Portfolio
For the period from June 10, 1996
(commencement of operations) to Nov. 30, 1996

                                Operations and distributions

                                                                    (Unaudited)
Investment income -- net                                           $119,336,120
Net realized gain on investments                                      4,420,244
Net change in unrealized appreciation or depreciation
  of investments                                                     26,567,783
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                150,324,147
--------------------------------------------------------------------------------
Net contributions                                                 2,646,879,875
--------------------------------------------------------------------------------
Total increase in net assets                                      2,797,204,022
Net assets at beginning of period (Note 1)                               30,000
--------------------------------------------------------------------------------
Net assets at end of period                                      $2,797,234,022
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Notes to financial statements
High Yield Portfolio
(Unaudited as to Nov. 30, 1996)
----------------------------------------------------------------------
1. Summary of significant accounting policies

The High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. High Yield Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Nov. 30, 1996, the Portfolio had entered into outstanding when-issued or forward commitments of $5,825,000.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Fund does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

_______________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio: and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from June 10, 1996 to Nov. 30, 1996, the Portfolio's custodian fees were reduced by $25,375 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

-----------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,461,907,793 and $1,106,020,842, respectively, for the period from June 10, 1996 to Nov. 30, 1996. For the same period, the portfolio turnover rate was 47%. Realized gains and losses are determined on an identified cost basis.

-----------------------------------------------------------------------
4.  Lending of portfolio securities

At Nov. 30, 1996, securities valued at $995,000 were on loan to brokers. For collateral, the Portfolio received in U.S. government securities valued at $1,028,841. Income from securities lending amounted to $10,073 for the period ended Nov. 30, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

-----------------------------------------------------------------------
5.   Illiquid securities

Investments in securities include issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1996 was $111,352,402 representing 3.98% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


Investments in securities


High Yield Portfolio                             (Percentages represent value of
Nov. 30, 1996 (Unaudited)                    investments compared to net assets)

-------------------------------------------------------------------------------------------------------

Bonds (88.3%)

------------------------------------------------------------------------------------------------------

Issuer                                           Coupon       Maturity          Principal                   Value (a)
                                                   rate           year             amount

----------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities (1.7%)
U.S. Treasury                                      7.00           2006       $ 24,000,000               $  25,588,080
Federal Home Loan Mtge Corp                        7.625          2017              6,148 (b)                   6,334
  Inverse Floater                                  7.26           2024          9,865,946 (k)               9,190,622
                                                   8.80           2023          4,407,829 (k)               3,688,868
Merrill Lynch Mtge Investors                       8.22           2021          9,511,705 (c)               9,302,447

                                                                                                  --------------------
Total                                                                                                      47,776,351

----------------------------------------------------------------------------------------------------------------------
Financial (4.2%)
Banks and savings & loans (0.4%)
First Nationwide Bank
  Sr Sub Nts                                      10.625          2003         10,250,000 (c)              10,941,875

----------------------------------------------------------------------------------------------------------------------
Financial services (2.3%)
Cityscape Financial                               11.00           1998         15,000,000                  15,000,000
GPA Delaware                                       8.75           1998         10,000,000                  10,200,000
Homeside
  Sr Nts                                          11.25           2003         14,225,000 (c)              15,860,875
Malan Realty Investors REIT
  Cv Sub Deb                                       9.50           2004          2,300,000                   2,190,750
Olympic Financial
  Sr Nts                                          13.00           2000         16,375,000                  18,196,719
Ryder
  Sr Sub Nts                                      10.00           2006          3,500,000 (c)               3,574,375

                                                                                                  --------------------
Total                                                                                                      65,022,719

----------------------------------------------------------------------------------------------------------------------
Insurance (1.5%)
Americo Life
  Sr Sub Nts                                       9.25           2005         15,000,000                  14,850,000
Life Partners
  Sr Sub Nts                                      12.75           2002         10,000,000                  10,837,500
Reliance Group Holdings                            9.75           2003         15,000,000                  15,562,500

                                                                                                  --------------------
Total                                                                                                      41,250,000

----------------------------------------------------------------------------------------------------------------------
Industrial (67.2%)
Aerospace & defense (1.9%)
Alliant Techsystems
  Sr Sub Nts                                      11.75           2003          9,250,000 (c)              10,244,375
K&F Inds
  Sr Sub Nts                                      10.375          2004          4,900,000                   5,157,250
Sequa                                              9.625          1999          3,000,000                   3,108,750
  Sr Sub Nts                                       9.375          2003         20,750,000                  20,931,562
TransDigm
  Sr Secured Nts                                  13.00           2000         14,030,000 (e)              12,907,600

                                                                                                  --------------------
Total                                                                                                      52,349,537

----------------------------------------------------------------------------------------------------------------------
Automotive & related (0.4%)
Penda                                             10.75           2004         12,000,000                  11,040,000

----------------------------------------------------------------------------------------------------------------------
Beverages and tobacco (0.5%)
Stroh Brewery
  Sr Sub Nts                                      11.10           2001         14,887,000                  15,538,306

----------------------------------------------------------------------------------------------------------------------
Building materials & construction (1.0%)
Baldwin                                           10.37           2003          2,750,000 (d)               1,182,500
Presley Companies
  Sr Nts                                          12.50           2001         10,000,000                   9,775,000
Schuller Intl Group
  Sr Nts                                          10.875          2004         12,000,000                  13,320,000
Southdown
  Sr Sub Nts                                      10.00           2006          4,700,000                   4,958,500

                                                                                                  --------------------
Total                                                                                                      29,236,000

----------------------------------------------------------------------------------------------------------------------
Chemicals (1.2%)
ISP Holdings
  Sr Nts                                           9.75           1999         22,215,000 (c)              23,325,750
NL Inds
  Zero Coupon Sr Nts                              10.12           1998         12,000,000 (g)               9,960,000

                                                                                                  --------------------
Total                                                                                                      33,285,750

----------------------------------------------------------------------------------------------------------------------
Communications equipment & services (9.2%)
Celcaribe
  Zero Coupon                                     10.42           1998          3,800,000 (c,g)             4,294,000
  Zero Coupon                                     13.44           1998          7,350,000 (g)               6,174,000
Cencall Communications
  Zero Coupon Sr Nts                              20.74           1999          8,000,000 (g)               5,280,000
Comcast Cellular
  Zero Coupon                                      7.04           2000         10,000,000 (f)               7,225,000
  Zero Coupon                                     11.74           2000         26,900,000 (f)              19,368,000
Communications & Power Inds
  Sr Sub Nts                                      12.00           2005         10,000,000 (c)              10,937,500
Geotek Communications
  Cv                                              12.00           2001          5,000,000 (e)               4,875,000
  Zero Coupon                                     17.41           2000         23,250,000 (g)              14,763,750
GST Telecommunications
  Zero Coupon Cv                                   5.81           2000          2,320,000 (c,g)             1,902,400
Impsat                                            12.125          2003         10,000,000 (c)              10,325,000
Intermedia Communications of Florida
  Sr Nts                                          13.50           2005         15,000,000 (c)              17,175,000
Intl Wireless Communication
  Zero Coupon, Sr Nts                             14.00           2001         14,750,000 (c,f)             8,038,750
MFS Communications
  Sr Dis Nts                                       6.90           1999          8,000,000 (g)               6,920,000
Mobil Telecommunications Technology
  Sr Nts                                          13.50           2002          8,500,000                   8,818,750
Nextlink Communications
  Sr Nts                                          12.50           2006         15,000,000                  15,825,000
Omnipoint
  Sr Nts                                          11.625          2006         15,000,000 (c)              15,825,000
  Sr Nts Series A                                 11.625          2006          5,000,000 (c)               5,275,000
Pagemart Nationwide
  Zero Coupon Sr Nts                              15.80           2000         23,000,000 (c,g)            15,352,500
Peoples Telephone
  Sr Nts                                          12.25           2002          7,000,000                   7,367,500
Pricellular Wire
  Zero Coupon Sr Dis Nts                           2.76           1998          5,000,000 (g)               4,875,000
  Sr Nts                                          10.75           2004          6,500,000 (c)               6,776,250
  Zero Coupon Sr Dis Nts                          10.85           1999         13,350,000 (g)              11,447,625
RSL Communications
  With Warrants                                   12.25           2001          9,500,000 (c)               9,357,500
Sygnet Wireless
  Sr Nts                                          11.50           2006          7,500,000                   7,612,500
Teleport Communications
  Sr Nts Zero Coupon                              11.12           2001         20,000,000 (g)              13,600,000
Winstar Communications
  Zero Coupon Sr Disc Nts                         13.57           2000         20,000,000 (e,g)            11,650,000
  Zero Coupon Sr Sub Disc                         14.50           2000         10,000,000 (e,g)             6,500,000

                                                                                                  --------------------
Total                                                                                                     257,561,025

----------------------------------------------------------------------------------------------------------------------
Computers & office equipment (2.0%)
Advanced Micro Devices
  Sr Nts                                          11.00           2003         14,500,000                  15,714,375
Anacomp
  Sr Sub Nts Pay-in-Kind                          13.00           2002         14,750,000 (m)              15,727,187
Softkey Intl
  Cv                                               5.50           2000          2,500,000 (c)               2,100,000
Unisys
  Sr Nts                                          11.75           2004         15,500,000                  16,236,250
  Sr Nts                                          12.00           2003          8,000,000                   8,400,000

                                                                                                  --------------------
Total                                                                                                      58,177,812

----------------------------------------------------------------------------------------------------------------------
Energy (3.1%)
Abraxas Petroleum
  Sr Nts                                          11.50           2004          4,000,000 (c)               4,140,000
Costilla Energy
  Sr Nts                                          10.25           2006         10,000,000                  10,375,000
Forcenergy
  Sr Sub Nts                                       9.50           2006          5,000,000                   5,200,000
HarCor Energy
  Sr Nts                                          14.875          2002          4,353,000 (c)               5,049,480
HS Resources
  Sr Sub Nts                                       9.25           2006          4,250,000 (c)               4,303,125
  Sr Sub Nts                                       9.875          2003          9,700,000                   9,918,250
Petroleum Heat & Power
  Sub Deb                                          9.375          2006         10,000,000                   9,562,500
Trans Texas Gas
  Sr Secured Nts                                  11.50           2002         15,000,000                  16,237,500
Transamerican Refining
  1st Mtge                                        16.50           2002          9,700,000                   9,603,000
United Meridian
  Sr Sub Nts                                      10.375          2005          5,800,000                   6,322,000
Veritas DGC
  Sr Nts                                           9.75           2003          5,500,000                   5,610,000

                                                                                                  --------------------
Total                                                                                                      86,320,855

----------------------------------------------------------------------------------------------------------------------
Food (1.0%)
Chiquita Brands Intl                               9.625          2004          8,500,000                   8,733,750
Specialty Foods
  Sr Nts                                          10.25           2001         10,000,000 (c)               9,600,000
                                                  11.25           2003         10,000,000 (c)               8,400,000

                                                                                                  --------------------
Total                                                                                                      26,733,750

----------------------------------------------------------------------------------------------------------------------
Furniture & appliances (0.2%)
Lifestyle Furnishings                             10.875          2006          6,500,000 (c)               6,922,500

----------------------------------------------------------------------------------------------------------------------
Health care (0.5%)
Dade Intl
  Sr Sub Nts                                      11.125          2006          5,850,000 (c,e)             6,361,875
Maxxim Medical
  Sr Sub Nts                                      10.50           2001          6,600,000 (c)               6,897,000

                                                                                                  --------------------
Total                                                                                                      13,258,875

----------------------------------------------------------------------------------------------------------------------
Heathcare services (2.4%)
Healthsource
  Cv                                               5.00           2003          3,000,000 (e)               2,373,750
Magellan Health Services
  Sr Sub Nts Cl A                                 11.25           2004         12,500,000 (c)              13,828,125
Merit Behavioral                                  11.50           2005          5,500,000 (c)               5,775,000
Paracelsus Healthcare
  Sr Sub Nts                                      10.00           2006         19,000,000                  16,530,000
Regency Health Services                           12.25           2003          5,000,000                   5,356,250
Tenet Healthcare
  Sr Sub Nts                                      10.125          2005         20,000,000                  22,150,000

                                                                                                  --------------------
Total                                                                                                      66,013,125

----------------------------------------------------------------------------------------------------------------------
Household products (2.4%)
Coty
  Sr Sub Nts                                      10.25           2005          7,000,000                   7,577,500
Rayovac
  Sr Sub Nts                                      10.25           2006         10,175,000 (c)              10,531,125
Remington Product
  Sr Sub Nts                                      11.00           2004          5,000,000 (c)               4,650,000
Revlon Worldwide
  Zero Coupon Sr Disc Nts                         11.52           1998         30,000,000 (c,f)            25,875,000
Samsonite
  Sr Sub Nts                                      11.125          2005          5,000,000                   5,525,000
Twin Laboratories                                 10.25           2006         12,250,000 (e)              12,801,250

                                                                                                  --------------------
Total                                                                                                      66,959,875

----------------------------------------------------------------------------------------------------------------------
Industrial equipment & services (3.0%)
ACF Inds                                          11.60           2000          3,020,000                   3,038,875
Allied Waste North America
  Sr Sub Nts                                      10.25           2004          5,000,000 (c)               5,137,500
Borg-Warner Security
  Sr Sub Nts                                       9.125          2003         10,000,000                   9,462,500
Clark Materials Handling
  Sr Nts                                          10.75           2006          6,500,000 (c)               6,678,750
Goss Graphic Systems
  Sr Sub Nts                                      12.00           2006         10,000,000                  10,100,000
Molten Metal Tehcnology
  Cv Sub Nts                                       5.50           2006          1,500,000 (e)               1,113,750
Motors and Gears
  Sr Nts                                          10.75           2006         11,000,000 (c)              11,261,250
Prime Succession
  Sr Sub Nts                                      10.75           2004         10,000,000 (c)              10,812,500
Specialty Equipment
  Sr Sub Nts                                      11.375          2003         23,300,000                  24,901,875

                                                                                                  --------------------
Total                                                                                                      82,507,000

----------------------------------------------------------------------------------------------------------------------
Leisure time & entertainment (8.5%)
Alliance Entertainment
  Sr Sub Nts                                      11.25           2005         24,000,000 (c)              16,080,000
Alliance Gaming
  Sr Nts                                          12.875          2003         13,850,000                  14,577,125
Boomtown
  1st Mtge                                        11.50           2003         10,000,000 (c)              10,562,500
Casino Magic-Louisiana
  1st Mtge                                        13.00           2003         12,500,000 (c)              12,437,500
Coast Hotels & Casino
  1st Mtge                                        13.00           2002         19,800,000 (c)              21,532,500
Icon Fitness
  Sr Dis Nts                                      14.00           2001         20,000,000 (g)              10,325,000
Lady Luck Gaming
  1st Mtge                                        11.875          2001          5,000,000                   4,850,000
Mohegan Tribal Gaming
  Sr Nts                                          13.50           2002         13,400,000 (c)              17,420,000
Plitt Theatres                                    10.875          2004         27,850,000                  28,685,500
PRT Funding
  Sr Nts                                          11.625          2004          2,000,000                   1,682,500
Stratosphere
  1st Mtge                                         8.68           2002         12,000,000 (d)              11,400,000
Trump Atlantic City Funding
  1st Mtge                                        11.25           2006         49,975,000                  46,976,500
Trump Holdings
  Sr Nts                                          15.50           2005         10,000,000                  11,462,500
United Artists                                    11.50           2002          6,000,000 (c)               6,375,000
United Artists Theatres
  Pass Thru Certs                                  9.30           2015         13,884,723                  12,878,081
Waterford Gaming
  Sr Nts                                          12.75           2003         10,000,000 (c)              10,400,000

                                                                                                  --------------------
Total                                                                                                     237,644,706

----------------------------------------------------------------------------------------------------------------------
Media (10.6%)
Ackerley Communications
  Sr Secured Nts                                  10.75           2003         13,500,000 (c)              14,445,000
Adams Outdoor Advertising
  Sr Nts                                          10.75           2006         15,300,000 (e)              16,103,250
Adelphia Communications
  Pay-in-Kind                                      9.5            2004         34,665,352 (d,m)            29,292,222
  Sr Deb                                          11.875          2004          5,000,000                   4,937,500
American Telecasting
  Zero Coupon                                      8.66           1999          9,606,320 (e,g)             5,955,919
  Zero Coupon Sr Disc Nts                          7.72           2000         10,000,000 (c,g)             5,550,000
Benedek Broadcasting
  Sr Nts                                          11.875          2005          2,500,000                   2,603,125
Benedek Communications
  Zero Coupon Sr Disc Nts                         13.25           2001          9,500,000 (g)               5,225,000
CAI Wireless Systems
  Sr Nts                                          12.25           2002         11,250,000                   9,337,500
Citicasters
  Sr Sub Nts                                       9.75           2004         15,000,000                  15,243,750
CS Wireless Systems
  Zero Coupon With Warrants                       12.79           2001          3,250,000 (c,g)             4,680,000
Echostar Satellite Broadcasting
  Zero Coupon                                     12.84           2000         25,500,000 (g)              19,316,250
Heritage Media Services
  Sr Sub Nts                                       8.75           2006         17,900,000                  17,363,000
Lamar Advertising
  Sr Sub Nts                                       9.625          2006          4,000,000                   4,070,000
Lenfest Communications
  Sr Nts                                           8.375          2005         20,000,000                  19,300,000
Outdoor Systems
  Sr Nts                                           9.375          2006         10,000,000                  10,050,000
Paxson Communications
  Sr Sub Nts                                      11.625          2002          7,000,000                   7,157,500
Pegasus Media & Communications
  Cl B                                            12.50           2005          7,500,000 (c)               8,100,000
People's Choice TV
  Zero Coupon With Warrants                       13.25           2000         23,500,000 (g)               9,165,000
Petersen Publishing
  Sr Sub Nts                                      11.125          2006          6,500,000 (c)               6,662,500
TKR Cable
  Deb                                             10.50           2007          9,525,000                  10,642,378
UIH Australia/Pacific
  Zero Coupon Sr Disc Nts                         14.29           2001         10,000,000 (g)               5,387,500
United Intl Holdings
  Zero Coupon Disc Nts                            11.55           1999         15,000,000 (f)              10,668,750
  Zero Coupon Disc Nts                            12.00           1999         12,600,000 (f)               8,961,750
Universal Outdoor
  Sr Sub Nts                                       9.75           2006         20,000,000                  20,500,000
Viacom Intl
  Sub Deb                                          8.00           2006          8,000,000                   7,740,000
  Sub Deb                                          7.00           2003         15,000,000                  14,412,600
Wireless One
  With Warrants                                   13.00           2003          5,000,000                   4,962,500

                                                                                                  --------------------
Total                                                                                                     297,832,994

----------------------------------------------------------------------------------------------------------------------
Metals (3.1%)
Bar Technologies                                  13.50           2001         10,000,000 (c)              10,100,000
Carbide/Graphite Group
  Sr Nts                                          11.50           2003          9,091,000                   9,954,645
EnviroSource
  Sr Nts                                           9.75           2003         18,750,000                  17,343,750
NS Group                                          12.50           2003         14,000,000 (l)              13,930,000
Ryerson Tull                                       9.125          2006          9,000,000                   9,540,000
WCI Steel
  Sr Nts                                          10.00           2004         10,500,000 (c)              10,591,875
  Sr Nts                                          10.50           2002         14,000,000                  15,785,000

                                                                                                  --------------------
Total                                                                                                      87,245,270

----------------------------------------------------------------------------------------------------------------------
Multi-industry conglomerates (0.7%)
Tally Mfg & Technology
  Sr Nts                                          10.75           2003         18,500,000                  19,101,250

----------------------------------------------------------------------------------------------------------------------
Paper & packaging (6.0%)
BPC Holding
  Sr Nts Pay-in-Kind                              12.50           2006          9,750,000 (m)              10,249,688
Crown Paper
  Sr Sub Nts                                      11.00           2005          7,000,000                   6,475,000
Florida Coast Paper
  1st Mtge                                        12.75           2003         10,000,000                  10,550,000
Gaylord Container
  Sr Sub Disc Deb                                 12.75           2005         28,000,000                  30,800,000
Pacific Lumber
  Sr Nts                                          10.50           2003         10,000,000                  10,050,000
Plastic Container
  Sr Secured Nts                                  10.75           2001         14,200,000                  15,123,000
Repap Wisconsin
  Sr Nts                                           9.875          2006         10,000,000                   9,850,000
Riverwood Intl                                    10.875          2008         15,000,000                  13,650,000
Silgan                                            13.25           2002          5,528,000                   5,659,290
  Sr Sub Nts                                      11.75           2002         10,350,000                  11,048,625
Stone Container
  1st Mtge                                        10.75           2002         10,000,000                  10,437,500
  Sr Nts                                          12.625          1998          4,500,000                   4,798,125
Sweetheart Cup
  Sr Sub Nts                                      10.50           2003         10,000,000                  10,450,000
Warren (SD)
  Sr Nts                                          12.00           2004         16,500,000 (c)              17,407,500

                                                                                                  --------------------
Total                                                                                                     166,548,728

----------------------------------------------------------------------------------------------------------------------
Restaurants & lodging (1.1%)
Flagstar
  Sr Nts                                          10.75           2001         16,000,000                  14,640,000
  Sr Nts                                          10.875          2002          4,000,000                   3,630,000
Hammons (John Q) Hotels
  1st Mtge                                         8.875          2004         12,000,000                  11,910,000

                                                                                                  --------------------
Total                                                                                                      30,180,000

----------------------------------------------------------------------------------------------------------------------
Retail (5.0%)
Dairy Mart Convenience Stores
  Sr Sub Nts Series A                             10.25           2004         18,700,000                  18,045,500
  Sr Sub Nts Series B                             10.25           2004          6,250,000                   6,031,250
Di Giorgio
  Sr Nts                                          12.00           2003         16,000,000                  16,160,000
Grand Union
  Sr Nts                                          12.00           2004          8,000,000                   8,320,000
Home Depot
  Cv                                               3.25           2001          1,000,000                     998,750
Jitney-Jungle Stores
  Sr Nts                                          12.00           2006         10,000,000                  10,650,000
Pathmark Stores
  Zero Coupon Jr Sub Nts                          10.75           1999         13,500,000 (g)               9,247,500
Penn Traffic
  Sr Nts                                           8.625          2003          5,000,000                   4,100,000
Pueblo Xtra Intl
  Sr Nts                                           9.50           2003         19,140,000                  17,943,750
Ralphs Grocery
  Sr Nts                                          10.45           2004         15,000,000                  15,600,000
Saks Holdings
  Cv                                               5.50           2006          3,800,000                   3,871,250
Specialty Retailers                               11.00           2003          6,750,000                   7,028,438
Sports Authority
  Cv                                               5.25           2001          1,550,000 (c)               1,532,562
Stater Brothers Holdings                          11.00           2001         14,500,000                  15,587,500
White Rose Foods
  Zero Coupon                                     12.75           1998          5,000,000 (f)               3,900,000

                                                                                                  --------------------
Total                                                                                                     139,016,500

----------------------------------------------------------------------------------------------------------------------
Textiles & apparel (0.8%)
Hat Brand Holdings                                --              2002          5,000,000 (d,e)             3,000,000
Hosiery Corp of America                           13.75           2002          9,993,175                  10,992,492
US Leather
  Sr Nts                                          10.25           2003          9,000,000                   7,717,500

                                                                                                  --------------------
Total                                                                                                      21,709,992

----------------------------------------------------------------------------------------------------------------------
Miscellaneous (2.6%)
Darling-Delaware
  Sr Sub Nts                                      11.00           2000          9,932,000                   9,894,755
ECM Funding                                       11.92           2002          2,474,310 (e,i)             2,721,741
Newport News Ship
  Sr Sub Nts                                       9.25           2006          4,500,000 (c)               4,601,250
Norcal Waste Systems                              12.75           2005         20,300,000                  22,330,000
Outsourcing Solutions
  Sr Sub Nts                                      11.00           2006          5,500,000 (c)               5,740,625
Pierce Leahy
  Sr Sub Nts                                      11.125          2006          8,750,000 (c)               9,625,000
SC Intl Services
  Sr Sub Nts                                      13.00           2005         15,000,000                  16,800,000

                                                                                                  --------------------
Total                                                                                                      71,713,371

----------------------------------------------------------------------------------------------------------------------
Utilities (2.2%)
Electric
California Energy
  Sr Nts                                           9.50           2006          8,000,000 (c)               8,220,000
  Sr Secured Nts                                   9.875          2003          9,000,000                   9,461,250
First Palo Verde Funding                          10.15           2016          3,193,000                   3,384,580
Long Island Lighting
  Deb                                              8.90           2019          2,000,000                   2,015,220
  Deb                                              9.00           2022          2,000,000                   2,052,720
Midland Funding II                                11.75           2005          5,000,000                   5,575,000
                                                  13.25           2006         12,500,000                  14,656,250
Niagara Mohawk Power
  1st Mtge                                         9.75           2005          9,000,000                   9,536,130
Texas-New Mexico Power
  Secured Deb                                     10.75           2003          7,000,000                   7,560,000

                                                                                                  --------------------
Total                                                                                                      62,461,150

----------------------------------------------------------------------------------------------------------------------
Foreign (13.0%)
APP Intl Finance
  (U.S. Dollar)                                   11.75           2005          6,600,000                   7,029,000
Australis Holdings
  (U.S. Dollar) Zero Coupon With Warrants         14.99           2000         13,400,000 (e,g)             7,772,000
Australis Media
  (U.S. Dollar) Zero Coupon With Warrants         14.92           2000         12,750,000 (g)               7,331,250
Banco Nacional de Comercio Exterior
  (U.S. Dollar)                                    7.25           2004         10,000,000                   8,787,500
Banque Audi                                        9.375          2001          2,300,000 (c)               2,369,000
Cable Systems
 (U.S. Dollar)                                    10.75           1999          2,644,643 (e)               2,591,750
Caguas Humacas
  (U.S. Dollar)                                   10.50           1998         10,263,129 (e)               9,955,235
Celestica Intl
  (U.S. Dollar) Sr Sub Nts                        10.50           2006          5,000,000 (c)               5,187,500
Clearnet Communications
  (U.S. Dollar) Zero Coupon                       15.67           2000         10,800,000 (g)               6,966,000
Doman Inds
  (U.S. Dollar)                                    8.75           2004         10,500,000                   9,870,000
Dominion Textiles
  (U.S. Dollar) Sr Nts                             8.875          2003          5,000,000                   5,050,000
Fresh Del Monte Produce
  (U.S.  Dollar)                                  10.00           2003         22,000,000                  20,707,500
FSW Intl
  (U.S. Dollar) Sr Nts                            12.50           2006          9,000,000 (c)               9,225,000
Govt of Russia
  (U.S. Dollar)                                    6.36           2020         10,000,000 (o)               5,825,000
Grupo Industrial Durango
  (U.S. Dollar)                                   12.625          2003          5,000,000                   5,412,500
Grupo Televisa S.A.
  (U.S. Dollar) Sr Nts                            11.875          2006          4,500,000                   4,995,000
  (U.S. Dollar) Zero Coupon Sr Nts                13.25           2001         18,000,000 (g)              11,790,000
Gulf Canada Resources
  (U.S. Dollar)                                    9.25           2004         13,500,000                  14,377,500
Imexsa Export Trust
  (U.S. Dollar)                                   10.125          2003         10,000,000 (c)              10,500,000
Intl Cabletel
  (U.S. Dollar) Zero Coupon                       11.48           2001         31,000,000 (c,g)            19,878,750
MDC Communications
  (U.S. Dollar) Sr Sub Nts                        10.50           2006         12,100,000                  12,372,250
Newsquest Capital
  (U.S. Dollar) Sr Sub Nts                        11.00           2006          5,000,000 (c)               5,106,250
PLD Telekom
  (U.S. Dollar) With Warrants                     14.42           2001          4,000,000 (g)               3,281,560
Polysindo Intl Fin
  (U.S. Dollar)                                   11.375          2006          9,825,000                  10,611,000
Repap New Brunswick
  (U.S. Dollar) Sr Nts                             9.875          2000          4,400,000                   4,383,500
  (U.S. Dollar) Sr Nts                            10.625          2005         10,600,000                  10,308,500
Republic of Argentina
  (U.S. Dollar) Sr Unsub                          11.00           2006         16,000,000                  16,680,000
Republic of Brazil
  (U.S. Dollar)                                    6.563          2012          3,250,000 (i)               2,405,000
Rogers Cablesystems
  (U.S. Dollar) Sr Secured Nts                     9.625          2002          9,000,000                   9,405,000
Rogers Cantel
  (U.S. Dollar) Sr Sub Nts                        11.125          2002         10,000,000                  10,800,000
Russia-Interest Notes
  (U.S. Dollar)                                    6.597          2049          7,000,000                   4,821,250
Scandinavian Broadcasting
  Cv Sub Deb                                       7.25           2005          3,730,000                   3,622,763
Tarkett Intl
  (U.S. Dollar)                                    9.00           2002         10,000,000 (c)              10,212,500
Telewest
  (U.S. Dollar)                                   11.00           2000         20,000,000 (g)              13,600,000
Tjiwi Kimia
  (U.S. Dollar)                                   13.25           2001         10,000,000                  11,425,000
Transport Maritima Mex
  (U.S. Dollar) Sr Nts                            10.00           2006          7,600,000                   7,676,000
United Mexican States
  (U.S. Dollar)                                   11.50           2026          2,669,000                   2,789,105
  (U.S. Dollar)                                   11.375          2016         15,000,000                  15,525,000
Venezuela
  (U.S. Dollar)                                    6.625          2007          8,000,000 (i)               6,980,000
Viridian
  (U.S. Dollar) Deb                               10.50           2014         10,000,000                  12,350,000
  (U.S. Dollar)                                    9.75           2003          3,500,000                   3,797,500
Vneshekonom Bank
  (U.S. Dollar) Zero Coupon                       24.07           1997         14,000,000                  10,955,000

                                                                                                  --------------------
Total                                                                                                     364,727,663

----------------------------------------------------------------------------------------------------------------------

Total bonds
(Cost: $2,374,255,502)                                                                                 $2,469,076,976

----------------------------------------------------------------------------------------------------------------------

Stocks and other (7.7%)

----------------------------------------------------------------------------------------------------------------------

Issuer                                                                             Shares                   Value (a)

----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices
  Common                                                                          100,000 (d)            $  2,425,000
Alliance Gaming
  15% Pay-in-Kind Preferred                                                        59,454 (m)               5,581,244
American Communication Services
  Warrants                                                                         17,200 (c)               1,462,000
American Telecasting
  Warrants                                                                         85,225                     191,756
Bar Technologies
  Warrants                                                                         10,000                     550,000
Benedek Communications
  15% Preferred                                                                    70,000 (d)               7,560,000
  Warrants                                                                         70,000                     350,000
Cablevision Systems
  11.125%  Pay-in-Kind Preferred                                                  305,352 (c,m)            26,870,976
  11.75%  Pay-in-Kind Preferred                                                   112,498 (m)              10,518,563
Celcaribe
  Common                                                                        1,195,110 (d)               2,151,198
Chevy Chase
  10.375%  Preferred                                                               82,000                   4,182,000
Chevy Chase Savings
  13% Preferred                                                                   180,000                   5,850,000
Clearnet Communications
  Warrants                                                                         35,640                     271,755
Communications & Power Inds
  14% Preferred                                                                    59,161 (d)               5,993,421
  Common                                                                            3,500 (c)                 379,750
Crown Packaging
  Warrants                                                                         10,000                       5,000
Dairy Mart Convenience Stores
  Warrants                                                                        311,333                     933,999
Earthwatch
  12% Preferred Cv                                                                700,000 (c)               7,000,000
EchoStar Communications
  Common                                                                          100,000 (d)               2,675,000
El Paso Electric
  11.4% Pay-in-kind Preferred                                                      32,528 (m)               3,578,080
First Nationwide Bank
  11.5% Preferred                                                                 166,500                  18,981,000
Foodmaker
  Warrants                                                                          7,000                     173,250
Fresenius Medical Care
  9% Preferred                                                                      5,500                   5,610,000
Gaylord Container
  Common                                                                          437,500 (d)               2,789,063
  Warrants                                                                        562,500                   3,550,781
Geotek Communications
  Warrants                                                                        872,500                   1,308,750
GPA Financial
  8% Preferred Cv                                                                  48,026                   4,774,987
HarCor Energy
  Common                                                                          100,000 (d)                 493,750
  Warrants                                                                        110,000 (c)                 247,500
Harvard Inds
  14.25%  Pay-in-kind Preferred                                                   496,774 (m)               7,948,384
Hat Brand Holdings
  Warrants                                                                         90,346 (e,n)                    --
Hemmeter Enterprises
  Warrants                                                                         36,000 (c,n)                    --
Hosiery Corp of America
  Warrants                                                                         10,000 (c)                  55,000
Houlihan's Restaurant
  Warrants                                                                          5,886                      30,166
IFINT Diversified Holdings
  Common                                                                           42,418 (e)                 890,778
Intermedia Communications
  Warrants                                                                         22,750                   1,137,500
Intl Wireless Communication
  Warrants                                                                         14,750                         148
K-III Communications
  10% Preferred                                                                    75,000 (c)               7,002,188
Kelley Oil & Gas
  $2.625 Cv Preferred                                                             100,000 (d)               2,412,500
Lady Luck
  Pay-in-Kind Preferred                                                            70,484                   2,149,762
Lady Luck Gaming
  Common                                                                          200,000 (d)                 450,000
Nextel Communications
  Warrants                                                                         18,902                         189
Pagemart Nationwide
  Common                                                                           50,750  (c,d)              355,250
Panamsat
  12.75% Pay-in-Kind Preferred                                                        372 (d,m)               453,840
  Common                                                                          150,000 (d)               4,312,500
Pantry Pride
  14.875% Preferred                                                               100,000                  10,250,000
Paxson Communications
  12.5% Pay-in-Kind Preferred                                                      99,800 (m)               9,456,050
Pegasus Media & Communications
  Common                                                                              750 (d)                 253,219
Reliance Group Holdings
  Warrants                                                                        277,791                     664,093
Riggs Natl
  Series B Preferred                                                               72,825                   2,057,306
SD Warren
  14% Preferred                                                                   200,000 (d)               6,600,000
Silgan Holdings
  13.25% Pay-in-Kind Preferred                                                      5,156 (m)               5,510,475
Specialty Foods Acquisition
  Common                                                                          300,000 (d)                 187,500
Station Casinos
  7% Cv Preferred                                                                  50,000                   2,500,000
Supermarket General
   $3.52 Pay-in-Kind  Cv Preferred                                                275,000 (d,m)             7,700,000
Time Warner
  10.25% Pay-in-Kind Preferred                                                     14,301 (c,m)            15,498,709
TransDigm
  Warrants                                                                         11,195                   1,533,671
Triangle Wire & Cable
  Common                                                                          548,889 (d,e)               548,889
Webcraft Technology
  Common                                                                           32,502 (d,e)                   325
Wireless One
  Common                                                                           25,000 (d)                 234,375
  Warrants                                                                         23,250                     162,750

---------------------------------------------------------------------------------------------------------------------
Total stocks and other
(Cost: $220,347,950)                                                                                     $216,814,390

---------------------------------------------------------------------------------------------------------------------

Short-term securities (3.8%)

---------------------------------------------------------------------------------------------------------------------

Issuer                                                  Annualized                 Amount                   Value (a)
                                                          yield on             payable at
                                                           date of               maturity
                                                          purchase

---------------------------------------------------------------------------------------------------------------------
U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc Nt
  12-19-96                                                    5.27           $  2,300,000               $   2,293,627
  12-19-96                                                    5.30              2,400,000                   2,393,312
                                                                                                 --------------------
Total                                                                                                       4,686,939

---------------------------------------------------------------------------------------------------------------------
Commercial paper (3.2%)
BellSouth Telephone
  12-12-96                                                    5.30              3,900,000                   3,893,136
CAFCO
  12-03-96                                                    5.29              2,100,000 (h)               2,099,081
  12-18-96                                                    5.28              4,300,000 (h)               4,288,734
Gateway Fuel
  12-11-96                                                    5.27              6,600,000                   6,589,433
General Electric Capital
  12-02-96                                                    5.28              8,500,000                   8,497,521
Intel
  12-24-96                                                    5.31              2,100,000                   2,091,496
Merrill Lynch
  12-06-96                                                    5.55              7,500,000                   7,493,063
Met Life Funding
  12-06-96                                                    5.28              2,170,000                   2,164,946
  02-20-97                                                    5.37              6,247,000                   6,166,632
Mobil Australia Finance
  12-20-96                                                    5.27              3,700,000 (h)               3,689,208
Morgan Stanley
  01-24-97                                                    5.39              6,000,000                   5,948,338
Motorola
  12-09-96                                                    5.27                800,000                     798,952
  12-23-96                                                    5.29              5,400,000                   5,381,819
Sandoz
  12-18-96                                                    5.29              6,700,000                   6,682,412
UBS Finance
  12-02-96                                                    5.90             22,000,000                  21,992,789
USAA Capital
  12-02-96                                                    5.32              1,700,000                   1,699,501

                                                                                                 --------------------

Total                                                                                                      89,477,061

---------------------------------------------------------------------------------------------------------------------

Total short-term securities
(Cost: $94,173,002)                                                                                       $94,164,000

---------------------------------------------------------------------------------------------------------------------

Total investment in securities of unaffiliated issuers
(Cost: $2,688,776,454)                                                                                 $2,780,055,369

------------------------------------------------------------------------------------------------------------------------------------
Investment in securities of affiliated issuer (j)

Common stock (0.8%)

------------------------------------------------------------------------------------------------------------------------------------

Issuer                                                                             Shares                   Value (a)
Kash Karry Food Stores
  Common                                                                          822,430 (d)           $  21,280,376

------------------------------------------------------------------------------------------------------------------------------------

Total investment in securities of affiliated issuers
(Cost: $19,815,725)                                                                                       $21,280,376

------------------------------------------------------------------------------------------------------------------------------------

Total investment in securities
(Cost: $2,708,592,179)                                                                                 $2,801,335,745

------------------------------------------------------------------------------------------------------------------------------------

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on November 30, 1996.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Secruities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(e) Identifies issues considered to be illiquid (see Note 7 to the financial statements). Information concerning such security holdings at November 30, 1996.

Security                                     Acquisition                   Cost
                                                   dates
Adams Outdoor Advertising
  Sr Nts                          03-05-96 thru 09-17-96             15,464,125
American Telecasting              09-21-95 thru 02-02-96              6,996,044
Australias Holdings *
  (U.S. Dollar)
  Zero Coupon with Warrants                     10-29-96              7,513,380
Cable Systems
  (U.S. Dollar)                                 02-02-96              2,478,654
Caguas Humacas
  (U.S. Dollar)                                 02-02-96              9,823,639
Dade Intl
  Sr Sub Nts                                    04-30-96              5,850,000
ECM Funding                                     04-13-92              2,474,310
Geotek Communications
  Cv                                            03-04-96              4,630,000
Hat Brand Holdings
  Warrants                                      09-03-92                     --
  Zero Coupon 2002                              09-03-96              5,000,000
Healthsource *
  Cv                              06-28-96 thru 07-03-96              2,337,750
IFINT Diversified Holdings
  Common                                        08-18-94                 35,493
Molten Metal Technology *
  Cv Sub Nts                                    10-30-96              1,050,000
TransDigm
  Sr Secured Nts                  09-29-93 thru 04-24-96             12,722,817
  Warrants                        09-29-93 thru 04-24-96              1,027,809
Triangle Wire & Cable
  Common                                        01-13-92             13,000,117
Twin Laboratories *               05-02-96 thru 10-02-96             12,390,313
Webcraft Technology
  Common                                        12-22-86                 16,875
Winstar Communications            10-01-95 thru 02-01-96              4,971,878
                                  10-18-95 thru 02-01-96             10,565,242

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1996.

(j) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Nov. 30, 1996 are:

                                     Beginning     Purchase          Sales            Ending    Dividend
Issuer                                    cost         cost           cost              cost      income

Kash Karry Food Stores             $19,815,725     $     --    $        --       $19,815,725    $     --
Envirodyne Inds                     11,146,875           --     11,146,875                --          --

Total                              $30,962,600     $     --    $11,146,875       $19,815,725    $     --


(k) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1996. Inverse floaters in the aggregate represent 0.5% of the Portfolio's net assets as of Nov. 30, 1996.

(l) Security is partially or fully on loan. See note 5 to the financial statements.

(m) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. These securities issued as interest, usually have the same terms, including maturity date, as the pay-in-kind securities.


(n) Presently negligible market value.

(o) At Nov. 30, 1996, the cost of securities purchased, including interest purchased, on a when-issued basis was $5,628,370.

(p) At Nov. 30, 1996, the cost of securities for federal income tax purpose was approximately $2,707,845,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $150,031,000
Unrealized depreciation                                          (56,540,000)
-------------------------------                ------------------------------
Net unrealized appreciation                                     $ 93,491,000

Financial statements
Statements of assets and liabilities
Strategist Income Fund, Inc.
Dec. 31, 1996
                                            Strategist    Strategist  Strategist
                                            Government       Quality        High
                                           Income Fund   Income Fund  Yield Fund
Assets

Investment in corresponding Portfolio         $536,583      $551,557   $679,280
Expense receivable from AEFC                        --            --        181
Organizational costs                             2,318         2,318      2,308

--------------------------------------------------------------------------------
Total assets                                   538,901       553,875    681,769

--------------------------------------------------------------------------------

Liabilities

Dividends payable to shareholders                1,050         2,700        637
Accrued distribution fee                             4             4          4
Payable to advisor                                 218            --         --
Other accrued expenses                           9,980        13,898     33,984

--------------------------------------------------------------------------------
Total liabilities                               11,252        16,602     34,625

--------------------------------------------------------------------------------
Net assets applicable to outstanding
  capital stock                               $527,649      $537,273   $647,144

--------------------------------------------------------------------------------

Represented by

Capital stock -- authorized 3,000,000,000 shares
   per Fund of $.01 par value: outstanding
   107,169; 58,148 and 147,148 shares            1,072           581      1,471
Additional paid-in-capital                     523,599       518,387    633,056
Undistributed (excess of distributions over)
    net investment income                       (4,680)         (243)       366
Accumulated net realized loss                   (2,160)         (950)    (3,254)
Unrealized appreciation of investments           9,818        19,498     15,505

--------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                  $527,649      $537,273   $647,144

--------------------------------------------------------------------------------
Net asset value per share of outstanding
   capital stock                              $   4.92      $   9.24   $   4.40

--------------------------------------------------------------------------------

Financial statements
Statements of operations
For the one month ended Dec. 31, 1996
                                            Strategist    Strategist  Strategist
                                            Government       Quality        High
                                           Income Fund   Income Fund  Yield Fund
Investment income

Income:
Interest                                        $3,316        $3,349     $4,644
Dividends                                           --            65        231

--------------------------------------------------------------------------------
Total income                                     3,316         3,414      4,875

--------------------------------------------------------------------------------

Expenses:
Distribution fee                                   115           118        122
Transfer agency fee                                  7             7         19
Administrative services fee                         23            24         24
Postage                                              7             9      1,094
Registration fees                                   --            --      2,482
Reports to shareholders                              7             9        589
Audit fees                                       1,058           436        889
Administrative                                      --            --         27
Other                                               --            --        757

--------------------------------------------------------------------------------
Total feeder expenses                            1,217           603      6,003
Expenses allocated from corresponding Portfolio    249           255        298

--------------------------------------------------------------------------------
Total expenses                                   1,466           858      6,301
Less expenses reimbursed by AEFC               (1,035)         (334)     (5,747)

--------------------------------------------------------------------------------
Total net expenses                                 431           524        554
--------------------------------------------------------------------------------
Investment income -- net                         2,885         2,890      4,321
--------------------------------------------------------------------------------


Realized and unrealized gain (loss) -- net

Net realized gain on security and foreign
  currency transactions                            340           402        173
Net realized gain on option contracts written       85            --         --
Net realized gain on futures contracts           1,124           139         --

--------------------------------------------------------------------------------
Net realized gain on investments                 1,549           541        173
Net change in unrealized appreciation
  or depreciation                               (6,306)       (8,944)     2,325

--------------------------------------------------------------------------------
Net gain (loss) on investments                  (4,757)       (8,403)     2,498

--------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operation                    $(1,872)      $(5,513)    $6,819
--------------------------------------------------------------------------------

Financial statements
Statements of changes in net assets
For the one month ended Dec. 31, 1996
                                            Strategist    Strategist  Strategist
                                            Government       Quality        High
                                           Income Fund   Income Fund  Yield Fund
Operations and distributions

Investment income -- net                      $  2,885      $  2,890   $  4,320
Net gain on investments                          1,549           541        173
Net change in unrealized appreciation
  or depreciation                               (6,306)       (8,944)     2,325

--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (1,872)       (5,513)     6,818
--------------------------------------------------------------------------------
Distributions to shareholders from:
     Net investment income                      (9,943)       (7,731)    (4,733)
--------------------------------------------------------------------------------
Capital share transactions
Proceeds from sales                              2,000         2,000    104,756
Reinvestment of distributions at net asset value 9,192         5,480      4,541

--------------------------------------------------------------------------------
Increase in net assets from capital
  share transactions                            11,192         7,480    109,297
--------------------------------------------------------------------------------
Total increase (decrease) in net assets           (623)       (5,764)   141,382
Net assets at beginning of period              528,272       543,037    535,762
--------------------------------------------------------------------------------
Net assets at end of period (including
 undistributed (excess of distribution over)
 net investment income of $(4,680), $(243),
 and $4,321)                                  $527,649      $537,273   $647,144
--------------------------------------------------------------------------------